Note 10 - Other Borrowings (Details) - Other Borrowings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Other Borrowings (Details) - Other Borrowings [Line Items]
Balance (in Dollars)	$ 11,609	$ 12,970
Fixed Rate Amortizing [Member]
Note 10 - Other Borrowings (Details) - Other Borrowings [Line Items]
Earliest Maturity Date	Dec. 31, 2008
Latest Maturity Date	Dec. 31, 2008
Weighted average interest rate	4.02%
Balance (in Dollars)	3,361	4,722
Junior Subordinated Debt [Member]
Note 10 - Other Borrowings (Details) - Other Borrowings [Line Items]
Earliest Maturity Date	Dec. 31, 2008
Latest Maturity Date	Dec. 31, 2008
Weighted average interest rate	1.97%
Balance (in Dollars)	$ 8,248	$ 8,248
Minimum [Member] | Fixed Rate Amortizing [Member]
Note 10 - Other Borrowings (Details) - Other Borrowings [Line Items]
Stated interest rate	2.78%
Minimum [Member] | Junior Subordinated Debt [Member]
Note 10 - Other Borrowings (Details) - Other Borrowings [Line Items]
Stated interest rate	1.91%
Maximum [Member] | Fixed Rate Amortizing [Member]
Note 10 - Other Borrowings (Details) - Other Borrowings [Line Items]
Stated interest rate	4.48%
Maximum [Member] | Junior Subordinated Debt [Member]
Note 10 - Other Borrowings (Details) - Other Borrowings [Line Items]
Stated interest rate	1.98%